Supplement dated June 19, 2018 to the Prospectus dated May 1, 2018 for:

MassMutual ElectrumSM

Effective July 30, 2018, PIMCO Global Bond Portfolio (Unhedged) will be renamed PIMCO Global Bond Opportunities Portfolio (Unhedged). All references in the prospectus to PIMCO Global Bond Portfolio (Unhedged) are deleted and replaced with PIMCO Global Bond Opportunities Portfolio (Unhedged).

Effective on or about September 17, 2018, the BlackRock High Yield V.I. Fund and the BlackRock Total Return V.I. Fund will be reorganized into a new series of a newly created company, BlackRock Variable Series Funds II, Inc. Effective on or about September 17, 2018, the reference on page 2 of the prospectus to:

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund (Class I)

BlackRock High Yield V.I. Fund (Class I)

BlackRock Total Return V.I. Fund (Class I)

is deleted and replaced with the following:

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund (Class I)

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund (Class I)

BlackRock Total Return V.I. Fund (Class I)

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

June 19, 2018	PS18_02